Warrants (Details) - TEMPO AUTOMATION INC - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			9 Months Ended	12 Months Ended
	Jun. 23, 2021	Oct. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 25, 2022	Jun. 03, 2020
Warrants
Exercise price of warrants		$ 2.82						$ 2.82
Issuance of common stock warrants					$ 4,000	$ 9,168	$ 107
Exercise price of warrants upon change in control transaction								$ 0
Common stock warrants issued		2,363,000
Number of warrants to purchase shares issued					182,500			18,262,167
Value of warrants outstanding					$ 32,435	$ 5,573
Warrants
Warrants
Issuance of Class B ordinary shares to Sponsor (in shares)	109,080				182,500
Warrant Classified As Equity
Warrants
Issuance of Class B ordinary shares to Sponsor (in shares)		2,363,000	109,080	182,500	291,580
Exercise price of warrants		$ 2.82	$ 1.51	$ 0.94	$ 1.51				$ 0.94
Issuance of common stock warrants		$ 9,000	$ 200	$ 100